Supplemental Cash Flow Information - Reconciliation of Cash and Restricted Cash Balances (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Supplemental Cash Flow Elements [Abstract]
Cash and cash equivalents	$ 63	$ 32
Restricted cash holdings from customers - current	3	3
Restricted cash holdings from customers - non-current	0	2
Restricted cash included in prepaid expenses and other current assets	8	9
Restricted cash included in long-term investments and other assets	10	19
Restricted cash included in accounts receivable (note 29)	0	9
Cash, cash equivalents and restricted cash per consolidated statement of cash flow	$ 84	$ 74	$ 122